Shareholder Report, Holdings (Details)	May 31, 2024
C000188120 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188120 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188120 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188120 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188120 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188120 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188120 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188120 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188120 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188120 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188120 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188120 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188120 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188120 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188120 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188120 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188120 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188120 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000188120 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188120 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188120 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188120 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188120 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000115833 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115833 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115833 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115833 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000115833 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115833 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115833 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115833 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115833 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115833 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115833 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115833 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115833 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115833 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115833 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115833 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115833 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115833 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115833 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115833 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115833 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115833 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115833 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000105119 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105119 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105119 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105119 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105119 | B
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000105119 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000105119 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105119 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000105119 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000105119 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105119 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105119 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105119 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105119 | Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105119 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105119 | Retailers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105119 | Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105119 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105119 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167848 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167848 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167848 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167848 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167848 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167848 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167848 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167848 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167848 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167848 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167848 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167848 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167848 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167848 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167848 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167848 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000167848 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167848 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000167848 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167848 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167848 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167848 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167848 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167848 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167848 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000167848 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000188118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188118 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188118 | B
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000188118 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000188118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188118 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188118 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000188118 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000188118 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188118 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188118 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188118 | Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188118 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188118 | Retailers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188118 | Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188118 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000188118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000105120 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105120 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105120 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105120 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105120 | B
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000105120 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000105120 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105120 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000105120 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000105120 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105120 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105120 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105120 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105120 | Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105120 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105120 | Retailers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105120 | Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105120 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105120 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115831 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115831 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115831 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115831 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000115831 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115831 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115831 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115831 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115831 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115831 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115831 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115831 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115831 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115831 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115831 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115831 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115831 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115831 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115831 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115831 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115831 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115831 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167849 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167849 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167849 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167849 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167849 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167849 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167849 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167849 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167849 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167849 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167849 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167849 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167849 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167849 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167849 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167849 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000167849 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167849 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000167849 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167849 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167849 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167849 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167849 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167849 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000167849 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000105118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105118 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105118 | B
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000105118 | BB
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000105118 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105118 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000105118 | Textiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000105118 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105118 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105118 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105118 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105118 | Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105118 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105118 | Retailers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105118 | Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000105118 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115832 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115832 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115832 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115832 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000115832 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115832 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115832 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115832 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115832 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000115832 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115832 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115832 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115832 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115832 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115832 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115832 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115832 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000115832 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115832 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115832 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000115832 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115832 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115832 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000188122 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188122 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188122 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188122 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000188122 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188122 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188122 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188122 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188122 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188122 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188122 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000188122 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188122 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188122 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000188122 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000188122 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000188122 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188122 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000188122 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188122 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188122 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188122 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188122 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188122 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188122 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000188122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000188122 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000188122 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000167850 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167850 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167850 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167850 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167850 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167850 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167850 | Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167850 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167850 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167850 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167850 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167850 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167850 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000167850 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167850 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167850 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000167850 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167850 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000167850 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167850 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167850 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167850 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167850 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167850 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000167850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167850 | China
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000167850 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.70%